Cover	Jul. 18, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 18, 2023
Entity File Number	001-40677
Entity Registrant Name	ALPHA PARTNERS TECHNOLOGY MERGER CORP.
Entity Central Index Key	0001845550
Entity Tax Identification Number	98-1581691
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Empire State Building
Entity Address, Address Line Two	20 West 34th Street
Entity Address, Address Line Three	Suite 4215
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	906-4480
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Title of 12(b) Security	Class A ordinary shares included as part of the Units, par value $0.0001 per share
Trading Symbol	APTM
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	APTMW
Security Exchange Name	NASDAQ
Capital Units [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant to acquire one Class A ordinary share
Trading Symbol	APTMU
Security Exchange Name	NASDAQ